Investment in Securities (Information about Impairment and Plus or Minus Changes Resulting from Observable Price Changes) (Detail) - Equity securities ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2018 JPY (¥)	Sep. 30, 2018 JPY (¥)
Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary
Carrying value	¥ 30,807	¥ 30,807
Accumulated impairments and downward adjustments	(1,828)	(1,828)
Accumulated upward adjustments	0	0
Impairments and downward adjustments	(151)	(151)
Upward djustments	¥ 0	¥ 0